Contingent Assets and Liabilities	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Contingent Assets and Liabilities

Note 18. Contingent Assets and Liabilities

As disclosed in Note 14, the Asset Purchase Agreement dated December 18, 2024 entitles the vendor, Mr. Amaral, to cash payments of up to USD 10.0 million if cumulative revenue targets for the three financial years ending June 30, 2027 are achieved and he remains employed by the Company throughout that period.

The earn-out does not give rise to a provision at March 31, 2025 because (i) the Group can still avoid the outflow unless both the three-year cumulative revenue target and continuous employment to June 30, 2027 are achieved, and (ii) the amount of any future payment cannot yet be measured reliably given the absence of a trading history for BJJ Link and the binary nature of the revenue hurdle IAS 37. The arrangement is therefore disclosed as a contingent liability until such time as the conditions become satisfied and the amount can be estimated with sufficient reliability.

Note 25. Contingent Assets and Liabilities There were no material contingent assets and liabilities at 30 June 2024 (nil – 30 June 2023).